Convertible promissory notes (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 10, 2018 USD ($) D item $ / shares shares	Dec. 31, 2018 USD ($)
CONVERTIBLE NOTES
Face amount of debt instrument	$ 85,550
Interest rate (as a percent)	0.00%
Term of debt instrument	365 days
Carrying amount of the convertible notes
Issuance		$ 29,131
Change in fair value		22,791
Balance at the end of the period		$ 51,922
ADSs
Carrying amount of the convertible notes
Trading price for 3 consecutive trading days | $ / shares	$ 3.85
Number of trading days for calculation of trading price | D	3
Number of ordinary shares issued upon conversion of convertible notes | shares	22,220,779
Number of highest trading closing prices | item	10
ADSs | Minimum
Carrying amount of the convertible notes
Number of ordinary shares issued upon conversion of convertible notes | shares	22,220,779
ADSs | Maximum
Carrying amount of the convertible notes
Number of ordinary shares issued upon conversion of convertible notes | shares	44,441,558
Average trading price of the ten highest closing price | $ / shares	$ 3.85